Post balance sheet events (Details) - Arqit Limited	12 Months Ended
Sep. 30, 2021 $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Period for earnout consideration	3 years
Minimum share price for earnout consideration | $ / shares	$ 12.50
Threshold trading days for closing price of shares, earnout consideration	20 days
Threshold consecutive trading days for closing price of shares, earnout consideration	30 days
Number of earnout shares | shares	10,000,000
Earnout Condition
Disclosure of non-adjusting events after reporting period [line items]
Period for earnout consideration	3 years
Minimum share price for earnout consideration | $ / shares	$ 12.50
Threshold trading days for closing price of shares, earnout consideration	20 days
Threshold consecutive trading days for closing price of shares, earnout consideration	30 days
Number of earnout shares | shares	10,000,000